TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS - Summary of detailed information about variations in the claim reserves by changes in interest rates and mortality tables (Details) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Soles currency
Disclosure of insurance claim reserves and technical reserves [Line Items]
Claim reserve	S/ 4,121,791	S/ 3,896,211
Amount of reserve after changes in interest rate by 100 positive base points	3,783,665	3,575,717
Amount of reserve after changes in interest rate by 100 negative base points	4,530,919	4,285,955
Amount of reserve after increase in mortality tables by 105 percent	4,095,670	3,872,104
Amount of reserve after decrease in mortality tables by 95 percent	4,148,940	3,922,178
Amount of variation of reserve on changes in interest rate by 100 positive base points	(338,126)	(320,494)
Amount of variation of reserve on changes in interest rate by 100 negative base points	409,128	389,743
Amount of variation of reserve on increase in mortality tables by 105 percent	(26,121)	(24,107)
Amount of variation of reserve on decrease in mortality tables by 95 percent	S/ 27,149	S/ 25,967
Percentage of variantion of reserve on changes in interest rate by 100 positive base points	(8.20%)	(8.23%)
Percentage of variantion of reserve on changes in interest rate by 100 negative base points	9.93%	10.00%
Percentage of variation of reserve on increase in mortality tables by 105 percent	(0.63%)	(0.62%)
Percentage of variation of reserve on decrease in mortality tables by 95 percent	0.66%	0.67%
US Dollars [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Claim reserve	S/ 847,563	S/ 614,766
Amount of reserve after changes in interest rate by 100 positive base points	801,574	568,767
Amount of reserve after changes in interest rate by 100 negative base points	902,102	669,412
Amount of reserve after increase in mortality tables by 105 percent	842,068	609,349
Amount of reserve after decrease in mortality tables by 95 percent	853,308	620,430
Amount of variation of reserve on changes in interest rate by 100 positive base points	(45,989)	(45,999)
Amount of variation of reserve on changes in interest rate by 100 negative base points	54,539	54,646
Amount of variation of reserve on increase in mortality tables by 105 percent	(5,495)	(5,417)
Amount of variation of reserve on decrease in mortality tables by 95 percent	S/ 5,745	S/ 5,664
Percentage of variantion of reserve on changes in interest rate by 100 positive base points	(5.43%)	(7.48%)
Percentage of variantion of reserve on changes in interest rate by 100 negative base points	6.43%	8.89%
Percentage of variation of reserve on increase in mortality tables by 105 percent	(0.65%)	(0.88%)
Percentage of variation of reserve on decrease in mortality tables by 95 percent	0.68%	0.92%